Borrowings, Facilities (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 17, 2022 USD ($)	Oct. 31, 2021 USD ($) Basispoint Installment	Jan. 17, 2022 EUR (€)	Oct. 31, 2021 EUR (€) Basispoint	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Borrowing facilities [Abstract]
Unamortized prepaid facility arrangement fees and original issue discounts		$ 59.6			$ 92.9
Gross borrowings		4,608.0			4,733.2
Short-term borrowing		42.0			34.2
Repayment of capital borrowings		42.0
Unamortized prepaid facility arrangement fees and original issue discounts, current		17.7			12.8
Borrowings		$ 4,548.4			4,640.3
Percentage of additional debt repayments with net leverage of 3.00x		25.00%
Percentage of additional debt repayments with net leverage of 3.30x		50.00%
Proceeds from divestitures		$ 45.0
Bottom of Range [Member]
Borrowing facilities [Abstract]
Facility arrangement costs and debt discounts amortization period		3 years
Percentage of additional debt repayments with net leverage of 3.00x		50.00%
Top of Range [Member]
Borrowing facilities [Abstract]
Facility arrangement costs and debt discounts amortization period		6 years
Amortization period for remaining unamortized fees		2 years
Percentage of additional debt repayments with net leverage of 3.00x		100.00%
Bank Loan Secured [Member]
Borrowing facilities [Abstract]
Gross borrowings		$ 4,608.0			4,733.2	$ 4,775.0
Short-term borrowing		24.3
Senior Secured Term Loan B-1 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Gross borrowings		676.0			700.3	0.0
Borrowings		$ 676.0		€ 585.0
Borrowings, maturity		five-year
Maturity date		Jun. 30, 2025
Original discount rate on debt issuance		3.00%		3.00%
Senior Secured Term Loan B-1 by MA FinanceCo LLC [Member] | EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		4.50%		4.50%
Borrowing interest rate floor		0.00%		0.00%
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Borrowing facilities [Abstract]
Gross borrowings		$ 2,427.9			2,486.3	2,486.3
Borrowings		$ 2,427.9
Borrowings, maturity		seven-year
Maturity date		Jun. 30, 2024
Original discount rate on debt issuance		0.25%		0.25%
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings	$ 750.0
Remaining borrowing facility	1,678.0
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		2.75%		2.75%
Borrowing interest rate floor		0.00%		0.00%
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Gross borrowings		$ 359.5			368.2	368.2
Borrowings		$ 359.5
Borrowings, maturity		seven-year
Maturity date		Jun. 30, 2024
Original discount rate on debt issuance		0.25%		0.25%
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings	$ 359.5
Maturity date	Jun. 30, 2024
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		2.75%		2.75%
Borrowing interest rate floor		0.00%		0.00%
Senior Secured Term Loan B-4 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Gross borrowings		$ 633.7			650.0	0.0
Borrowings		$ 633.7
Borrowings, maturity		five-year
Maturity date		Jun. 30, 2025
Original discount rate on debt issuance		2.50%		2.50%
Senior Secured Term Loan B-4 by MA FinanceCo LLC [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		4.25%		4.25%
Borrowing interest rate floor		1.00%		1.00%
Senior Secured Term Loan B by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings		$ 510.9		€ 442.2
Borrowings, maturity		seven-year
Maturity date		Jun. 30, 2024
Original discount rate on debt issuance		0.25%		0.25%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings, maturity	5-year
Maturity date	Jun. 30, 2024
Interest costs	$ 23.0
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | LIBOR [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Original discount rate on debt issuance	1.00%		1.00%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		3.00%		3.00%
Borrowing interest rate floor		0.00%		0.00%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | EURIBOR [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	4.00%		4.00%
Borrowing interest rate floor	0.00%		0.00%
Original discount rate on debt issuance	0.50%		0.50%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | SOFR and CSA [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	4.00%		4.00%
Borrowing interest rate floor	0.50%		0.50%
Revolving Credit Facility [Member]
Borrowing facilities [Abstract]
Gross borrowings		$ 0.0			0.0	$ 0.0
Undrawn amount on borrowing facilities		$ 350.0
Interest rate on undrawn borrowings amount		0.50%		0.50%
Borrowing capacity		$ 250.0
Basis spread on variable rate | Basispoint		25		25
Revolving Credit Facility [Member] | Bottom of Range [Member]
Borrowing facilities [Abstract]
Maturity date		Jun. 30, 2024
Aggregate net leverage covenant percentage		40.00%
Outstanding percentage of net leverage of 5.00x		40.00%
Revolving Credit Facility [Member] | Top of Range [Member]
Borrowing facilities [Abstract]
Maturity date		Jun. 30, 2025
Revolving Credit Facility [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate		3.25%		3.25%
Borrowing interest rate floor		0.00%		0.00%
Term Loans [Member]
Borrowing facilities [Abstract]
Gross borrowings		$ 4,608.0
Borrowings		$ 1,600.0
Term Loans [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings	$ 1,600.0
Term Loans [Member] | Bottom of Range [Member]
Borrowing facilities [Abstract]
Aggregate net leverage covenant percentage		35.00%
Senior Secured Revolving Credit Facility [Member]
Borrowing facilities [Abstract]
Borrowings		$ 0.0			$ 0.0
Senior Secured Term Loan B [Member] | Subsequent Events [Member]
Borrowing facilities [Abstract]
Borrowings	$ 750.0		€ 750.0
Senior Secured Term Loan B-3, Seattle Spinco and Euro Term B Loans [Member]
Borrowing facilities [Abstract]
Percentage of repayments of borrowings		1.00%
Number of installments | Installment		4
Senior Secured Term Loans B-1 and B-4 [Member]
Borrowing facilities [Abstract]
Percentage of repayments of borrowings		2.50%
Number of installments | Installment		4